Employee benefits - Defined benefit plans - Net expense components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ (154)	€ (173)	€ (455)
Net interest on the defined benefit liability	(21)	(28)	(29)
Actuarial gains/(losses)	(277)	(375)	(141)
Net expense	(452)	(576)	(625)
Operating Income (Loss) [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(431)	(548)	(596)
Finance Costs [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(21)	€ (28)	€ (29)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(2)
Net interest on the defined benefit liability	(3)
Net expense	(5)
Annuity-based defined benefit plans [member] | Operating Income (Loss) [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(2)
Annuity-based defined benefit plans [member] | Finance Costs [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(3)
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(47)
Net interest on the defined benefit liability	(17)
Net expense	(64)
Capital-based defined benefit plans [member] | Operating Income (Loss) [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(47)
Capital-based defined benefit plans [member] | Finance Costs [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(17)
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(1)
Net interest on the defined benefit liability	(1)
Net expense	(2)
Other post-employment benefits [member] | Operating Income (Loss) [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(1)
Other post-employment benefits [member] | Finance Costs [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(1)
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(35)
Net interest on the defined benefit liability	1
Actuarial gains/(losses)	(275)
Net expense	(309)
French part-time for seniors plans [member] | Operating Income (Loss) [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(310)
French part-time for seniors plans [member] | Finance Costs [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	1
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(69)
Net interest on the defined benefit liability	(1)
Actuarial gains/(losses)	(2)
Net expense	(72)
Other long-term benefits [member] | Operating Income (Loss) [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(71)
Other long-term benefits [member] | Finance Costs [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	€ (1)